Prepaid and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2017
PREPAID AND OTHER CURRENT ASSETS [Abstract]
Prepaid and other current assets
	As of December 31,
	2016	2017
Advances to suppliers	$1,585	$5,060
Inventories	521	2,587
Interest receivable	501	1,961
Business collaboration deposits	—	1,775
Housing loans to employees	1,083	1,293
Deductible input VAT	1,534	748
Employee advances	620	457
Prepaid content and licenses	470	38
Others	521	1,172
Total	$6,835	$15,091